Leases - Related Party (Details 3)	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
2021	$ 315,000
2022	330,750
2023	347,287
2024	364,652
Total	1,357,689
Less: Imputed interest	(46,556)
Present value of lease liabilities	$ 1,311,133